Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income		$ 185,742	$ 172,683	$ 184,735
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		100,468	99,256	80,574
Recognition of foreign tax losses		0	(4,945)	(11,832)
Release of deferred tax asset		5,308	4,076	2,308
Impairment of Long-Lived Assets Held-for-use		2,064	0	0
Amortization of deferred charges		8,412	6,308	3,554
Unrealized foreign exchange gains		(532)	(493)	(674)
Stock or Unit Option Plan Expense		23	0	0
Drydocking expenditure		(4,060)	(15,093)	(2,468)
Interest element included in obligations under capital leases		(1,205)	279	1,639
Change in assets and liabilities, net of effects from purchase of Golar Eskimo and Golar Igloo:
Trade accounts receivable		1,126	(11,704)	(1,989)
Inventories		230	(642)	1,005
Prepaid expenses, accrued income and other assets, including long term assets		(5,305)	3,188	8,901
Amounts due from/to related parties		(17,512)	(18,071)	6,659
Trade accounts payable		(1,700)	902	755
Accrued expenses		(4,746)	(4,578)	24
Restricted cash		(129)	(7,686)	0
Other current liabilities		(6,952)	(11,250)	3,789
Net cash provided by operating activities		261,232	212,230	276,980
Investing activities
Additions to vessels and equipment		0	(3,667)	(1,293)
Acquisition of Golar Eskimo and Golar Igloo, net of cash acquired	[1]	0	(5,971)	(155,319)
Payments to Acquire Property, Plant, and Equipment		(107,247)	0	0
Short-term debt granted to related parties		0	(50,000)	0
Repayment of short-term debt granted to related parties		0	50,000	0
Restricted cash		0	10,372	(11,143)
Net cash (used in) provided by investing activities		(107,247)	734	(167,755)
Financing activities
Proceeds from short-term debt due to related parties		0	0	20,000
Proceeds from long-term debt		815,000	644,070	115,000
Repayments of long-term debt (including related parties)		(770,422)	(707,202)	(93,558)
Repayments of obligations under capital lease		(122)	0	(41)
Financing arrangement fees and other costs		(13,521)	(6,628)	(846)
Common units repurchased and canceled		(495)	(5,970)	0
Restricted cash		7,627	(31,248)	0
Cash distributions paid		(154,668)	(152,898)	(140,142)
Dividends paid to non-controlling interests		(12,360)	(11,400)	(13,740)
Net cash used in financing activities		(128,961)	(271,276)	(113,327)
Net increase (decrease) in cash and cash equivalents		25,024	(58,312)	(4,102)
Cash and cash equivalents at beginning of period		40,686	98,998	103,100
Cash and cash equivalents at end of period		65,710	40,686	98,998
Cash paid during the year for:
Interest paid		58,005	52,814	43,011
Income taxes paid		$ 5,278	5,124	2,707
Noncash consideration, assumption of bank debt			$ 162,800	$ 161,300

[1]	In addition to the cash consideration paid for the acquisition of the Golar Eskimo and the Golar Igloo in 2015 and 2014, there was non-cash consideration in relation to the assumption of bank debt of $162.8 million and $161.3 million respectively (see note 11).